Consolidated Cash Flow Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 127,646	$ 66,180	$ 74,449
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	145,593	150,342	102,162
Impairment of assets held for sale	23,931	0	0
Share-based compensation	18,178	17,745	18,858
Loss on debt extinguishment	2,342	0	0
Deferred income tax benefit	(30,034)	(45,674)	(17,796)
Deferred income tax benefit
Receivables	(10,115)	6,066	(15,810)
Inventories	2,677	19,204	(2,260)
Accounts payable	39,298	(38,907)	28,120
Accrued liabilities	(13,181)	59,214	(5,598)
Accrued taxes	11,722	11,981	9,058
Other assets	760	(4,840)	6,268
Other liabilities	(4,023)	149	3,436
Net cash provided by operating activities	314,794	241,460	200,887
Net cash provided by operating activities
Capital expenditures	(53,974)	(54,969)	(45,459)
Cash used to acquire businesses, net of cash acquired	(18,848)	(695,345)	(347,817)
Other	(827)	0	0
Proceeds from (payments for) disposal of business	0	3,527	(956)
Proceeds from disposal of tangible assets	392	533	1,884
Proceeds from (payments for) disposal of business	(73,257)	(746,254)	(392,348)
Proceeds from disposal of tangible assets
Proceeds from the issuance of preferred stock, net	501,498	0	0
Borrowings under credit arrangements	222,050	200,000	456,163
Contribution from noncontrolling interest	0	1,470	0
Payments under borrowing arrangements	(294,375)	(152,500)	(2,500)
Cash dividends paid	(16,079)	(8,395)	(8,699)
Withholding tax payments for share based payment awards, net of proceeds from the exercise of stock options	(7,480)	(11,693)	(11,708)
Debt issuance costs paid	(3,910)	(898)	(10,700)
Payments under share repurchase program	0	(39,053)	(92,197)
Net cash provided by (used for) financing activities	401,704	(11,069)	330,359
Effect of foreign currency exchange rate changes on cash and cash equivalents	(11,876)	(8,548)	(11,040)
Increase (decrease) in cash and cash equivalents	631,365	(524,411)	127,858
Cash and cash equivalents, beginning of period	216,751	741,162	613,304
Cash and cash equivalents, end of period	$ 848,116	$ 216,751	$ 741,162